UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

 (Address of principal executive offices)(Zip code)

Patricia A. Morisette, Esq.

State Street Bank and Trust Company

One Lincoln Street/SUM0703

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1.  Schedule of Investments.

Global IPO Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCK - 100.6%
	BANKS - 5.7%
5,000	Bank of NT Butterfield & Son Ltd.	$ 170,500
2,000	First Republic Bank	200,200
		370,700

	COMMERCIAL SERVICES - 14.4%
3,000	Black Knight Financial Services *	122,850
6,000	IHS Markit Ltd. *	264,240
2,000	INC Research Holdings, Inc. *	117,000
10,000	TransUnion *	433,100
		937,190

	DISTRIBUTION/WHOLESALE - 4.0%
5,000	SiteOne Landscape Supply, Inc. *	260,300

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
-	Depository Trust & Clearing Corp.* (a) (c)	5,136

	FOOD SERVICE - 2.9%
7,000	US Foods Holding Corp. *	190,540
		190,540

	HEALTHCARE-SERVICES - 6.7%
2,000	Quintiles IMS Holdings, Inc. *	179,000
6,000	iRhythm Technologies, Inc. *	254,940
		433,940

	INSURANCE - 5.7%
3,000	Athene Holding Ltd. *	148,830
6,000	Kinsale Capital Group, Inc.	223,860
		372,690

	INTERNET - 16.9%
2,500	Alibaba Group Holding Ltd. *	352,250
600	Blue Apron Holdings, Inc. *	5,604
1,500	Facebook, Inc. *	226,470
5,000	GoDaddy, Inc. *	212,100
6,000	Trade Desk, Inc. *	300,660
		1,097,084

	MACHINERY-DIVERSIFIED - 3.3%
10,000	Gardner Denver Holdings, Inc. *	216,100

	OIL & GAS - 1.8%
2,500	Parsley Energy, Inc. *	69,375
4,000	WildHorse Resource Development Corp. *	49,480
		118,855

	PACKAGING & CONTAINERS - 4.4%
5,000	Berry Global Group, Inc. *	285,050

	PHARMACEUTICALS - 3.8%
4,000	Zoetis, Inc.	249,520

Global IPO Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)(Continued)

Shares		Value
	RETAIL - 9.9%
5,000	Floor & Décor Holdings, Inc. *	$ 196,300
2,000	J. Jill, Inc. *	24,580
10,000	Ollie's Bargain Outlet Holdings, Inc. *	426,000
		646,880

	SEMICONDUCTORS - 3.8%
5,000	Impinj, Inc. *	243,250

	SOFTWARE - 12.3%
5,000	Blackline, Inc. *	178,700
7,000	Cotiviti Holdings, Inc. *	259,980
6,000	Mindbody, Inc. *	163,200
8,000	Mulesoft, Inc. *	199,520
		801,400

	TELECOMMUNICATIONS - 2.5%
5,000	Altice USA, Inc. *	161,500

	TRANSPORTATION - 2.4%
7,000	Schneider National, Inc.	156,590

	TOTAL COMMON STOCK (Cost - $4,573,088)	6,546,725

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUNDS - 0.3%
9,867	Dreyfus Institutional Reserve Money Fund Premier Shares, 0.01% **	9,867
9,868	Milestone Treasury Obligations Fund Institutional Shares, 0.70% **	9,868
	TOTAL SHORT-TERM INVESTMENTS	19,735
	(Cost - $19,735)

	TOTAL INVESTMENTS - 100.9% (Cost - $4,592,823) (b)	$ 6,566,460
	LIABILITIES LESS OTHER ASSETS - (0.9) %	(58,438)
	NET ASSETS - 100.0%	$ 6,508,022

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2017.
ADR - American Depositary Receipt
LP - Limited Partnership

(a) Illiquid Security: the Fund holds fractional shares of this security. The Fund has the ability to sell the security back to DTCC or to other Shareholders of the Fund.
(b) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $4,619,253. At June 30, 2017, net appreciation for all securities was $1,947,207. This consists of aggregate gross unrealized appreciation of $1,995,524 and aggregate gross unrealized depreciation of $48,317.
(c) Fair valued security. Total market value for fair valued securities is $5,136, representing 0.08% of net assets.

Global IPO Fund

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Fund’s securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,541,589	$—	$5,136	$6,546,725
Short Term Investments	19,735	—	—	19,735
Total	$6,561,324	$—	$5,136	$6,566,460

Refer to the Portfolio of Investments for industry classification.

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Common Stock
Beginning Balance	$4,232
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	862
Cost of purchases	42
Proceeds from sales	—
Accrured Interest	—
Ending balance	$5,136

Level 3 investments are valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of security. The investments did not have a material impact on the Fund’s net assets, therefore unobservable inputs used in formulating such valuations are not presented.

Renaissance IPO ETF

Renaissance International IPO ETF

2017

June 30, 2017

Renaissance Capital LLC

The IPO Expert

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
June 30, 2017

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	CONSUMER DISCRETIONARY - 19.9%
	Automobiles - 9.4%
15,007	Ferrari NV	$1,290,902
	Diversified Consumer Services - 0.7%
5,810	Laureate Education, Inc. - Cl. A *	101,849
	Hotels, Restaurants & Leisure - 4.0%
12,202	Planet Fitness, Inc. - Cl. A	284,795
11,100	Red Rock Resorts, Inc. - Cl. A	261,405
		546,200
	Media - 2.5%
10,500	Altice USA, Inc. - Cl. A *	339,150
	Multiline Retail - 2.4%
7,777	Ollie’s Bargain Outlet Holdings, Inc. *	331,300
	Specialty Retail - 0.9%
2,050	Camping World Holdings, Inc. - Cl. A	63,243
1,720	Floor & Decor Holdings, Inc. - Cl. A * (a)	67,527
		130,770
		2,740,171
	CONSUMER STAPLES - 9.2%
	Food & Staples Retailing - 6.7%
11,612	Performance Food Group Co. *	318,169
21,991	US Foods Holding Corp. *	598,595
		916,764
	Food Products - 2.5%
15,351	Blue Buffalo Pet Products, Inc. *	350,156
		1,266,920
	ENERGY - 3.4%
	Oil, Gas & Consumable Fuels - 3.4%
6,140	Antero Midstream GP LP *	134,957
19,762	Extraction Oil & Gas, Inc. * (a)	265,799
5,209	Jagged Peak Energy, Inc. *	69,540
		470,296
		470,296
	FINANCIALS - 13.5%
	Capital Markets - 0.9%
3,628	Houlihan Lokey, Inc.	126,617
	Commercial Banks - 2.0%
8,732	First Hawaiian, Inc.	267,374
	Insurance - 6.3%
17,535	Athene Holding, Ltd. - Cl. A *	869,911
	Real Estate Investment Trusts (REITs) - 4.3%
14,454	Invitation Homes, Inc.	312,640
9,481	MGM Growth Properties LLC - Cl. A	276,751
		589,391
		1,853,293
	HEALTH CARE - 5.6%
	Health Care Equipment & Supplies - 3.0%
4,784	Penumbra, Inc. *	419,796

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
June 30, 2017 (continued)

Shares		Value (US$)
	Health Care Technology - 1.2%
4,349	Cotiviti Holdings, Inc. *	$161,522
	Life Sciences Tools & Services - 1.4%
5,547	Patheon NV *	193,479
		774,797
	INDUSTRIALS - 12.0%
	Air Freight & Logistics - 1.2%
12,134	ZTO Express Cayman, Inc. - ADR * (a)	169,391
	Airlines - 0.6%
4,110	Azul SA - ADR *	86,639
	Building Products - 1.9%
8,265	JELD-WEN Holding, Inc. *	268,282
	Commercial Services & Supplies - 0.7%
4,078	Advanced Disposal Services, Inc. *	92,693
	Machinery - 1.1%
6,810	Gardner Denver Holdings, Inc. *	147,164
	Professional Services - 5.6%
17,726	TransUnion *	767,713
	Road & Rail - 0.9%
5,320	Schneider National, Inc. - Cl. B	119,008
		1,650,890
	INFORMATION TECHNOLOGY - 30.0%
	Computers & Peripherals - 1.4%
15,197	Pure Storage, Inc. - Cl. A *	194,674
	Internet Software & Services - 5.6%
2,340	Cloudera, Inc. * (a)	37,487
6,006	Match Group, Inc. *	104,384
2,530	MuleSoft, Inc. - Cl. A *	63,098
5,682	Nutanix, Inc. - Cl. A * (a)	114,492
1,860	Okta, Inc. *	42,408
4,955	Trivago NV - ADR * (a)	117,235
10,151	Twilio, Inc. - Cl. A * (a)	295,496
		774,600
	IT Services - 14.3%
60,699	First Data Corp. - Cl. A *	1,104,722
36,476	Square, Inc. - Cl. A *	855,727
		1,960,449
	Semiconductors & Semiconductor Equipment - 0.9%
3,101	Acacia Communications, Inc. * (a)	128,598
	Software - 7.8%
12,011	Atlassian Corp. PLC - Cl. A *	422,547
6,066	LINE Corp. - ADR *	210,976
24,264	Snap, Inc. - Cl. A * (a)	431,171
		1,064,694
		4,123,015
	MATERIALS - 6.3%
	Chemicals - 5.8%
33,715	Valvoline, Inc.	799,720

See Accompanying Notes to Financial Statement.

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
June 30, 2017 (continued)

Shares		Value (US$)
	Containers & Packaging - 0.5%
3,120	Ardagh Group SA	$70,543
		870,263

	TOTAL COMMON STOCKS
	(Cost - $12,328,716)	13,749,645

	SHORT-TERM INVESTMENTS - 7.5%
1,027,463	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$1,027,463

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $1,027,463)	1,027,463

	TOTAL INVESTMENTS - 107.4% (Cost - $13,356,179) (c)	$14,777,108
	LIABILITIES LESS OTHER ASSETS - (7.4)%	(1,014,141)
	NET ASSETS - 100.0%	$13,762,967

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of June 30, 2017, the market value of securities loaned was $1,003,957. The loaned securities were secured with cash collateral of $1,027,463. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $13,356,179. At June 30, 2017, net appreciation for all securities was $1,420,929. This consists of aggregate gross unrealized appreciation of $1,668,903 and aggregate gross unrealized depreciation of $247,974.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
Portfolio of Investments (Unaudited)
June 30, 2017

Shares		Value (US$)
	COMMON STOCKS - 99.3%
	BRITAIN - 16.5%
23,000	ConvaTec Group PLC * (a)	$95,621
15,585	CYBG PLC *	56,106
1,309	Metro Bank PLC *	61,172
33,047	Worldpay Group PLC (a)	135,496
		348,395
	CANADA - 4.8%
5,185	Hydro One, Ltd. (a)	92,881
310	Spin Master Corp. * (a)	9,251
		102,132
	CHINA - 10.9%
11,999	China International Capital Corp., Ltd. - Cl. H (a)	17,705
15,910	China Merchants Securities Co., Ltd. - Cl. H (a)	25,024
27,326	China Railway Signal & Communication Corp., Ltd. - Cl. H (a)	21,070
116,427	China Reinsurance Group Corp. - Cl. H	25,798
28,860	China Resources Pharmaceutical Group, Ltd. (a)	36,041
8,880	CSC Financial Co., Ltd. - Cl. H (a)	7,882
35,814	Dali Foods Group Co., Ltd. (a)	20,550
3,904	Everbright Securities Co., Ltd. - Cl. H (a)	5,340
10,460	Guotai Junan Securities Co., Ltd. - Cl. H * (a)	21,865
6,714	Legend Holdings Corp. - Cl. H (a)	18,403
7,480	Meitu, Inc. * (a)	8,143
14,272	Orient Securities Co., Ltd. - Cl. H (a)	13,637
9,145	Red Star Macalline Group Corp., Ltd. - Cl. H (a)	9,371
40,580	Tianhe Chemicals Group, Ltd. * (a) (b)	—
		230,829
	DENMARK - 7.6%
2,630	DONG Energy AS (a)	118,727
2,100	Nets AS * (a)	41,772
		160,499
	FRANCE - 2.9%
847	Amundi SA (a)	61,285

	GERMANY - 12.0%
1,968	Covestro AG (a)	142,080
273	Hapag-Lloyd AG * (a) (c)	7,945
2,220	Innogy SE (a)	87,389
1,237	Schaeffler AG - (Preference Shares)	17,717
		255,131
	INDIA - 4.3%
1,860	Avenue Supermarts, Ltd. * (a)	23,294
4,490	ICICI Prudential Life Insurance Co., Ltd. (a)	32,760
670	InterGlobe Aviation, Ltd. (a)	12,075
680	PNB Housing Finance, Ltd. * (a)	16,832
660	RBL Bank, Ltd. * (a)	5,192
		90,153
	ITALY - 3.7%
4,188	Infrastrutture Wireless Italiane S.p.A. (a)	23,792
8,077	Poste Italiane S.p.A. (a)	55,305
		79,097

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
Portfolio of Investments (Unaudited)
June 30, 2017 (continued)

Shares		Value (US$)
	JAPAN - 13.9%
7,074	Japan Post Bank Co., Ltd.	$90,442
7,262	Japan Post Holdings Co., Ltd.	90,004
1,113	Japan Post Insurance Co., Ltd.	24,521
2,780	Kyushu Railway Co.	90,092
		295,059
	MEXICO - 1.1%
7,650	Becle SAB de CV *	13,046
10,381	Nemak SAB de CV (a)	9,981
		23,027
	NETHERLANDS - 11.4%
4,967	ABN AMRO Group NV (a)	131,671
1,612	ASR Nederland NV	54,360
1,493	Philips Lighting NV (a)	55,113
		241,144
	SINGAPORE - 0.9%
3,630	BOC Aviation, Ltd. (a)	19,202

	SOUTH KOREA - 5.4%
410	Doosan Bobcat, Inc.	12,757
310	Netmarble Games Corp. * (a)	41,996
230	Samsung Biologics Co., Ltd. * (a)	58,699
		113,452
	SPAIN - 1.7%
2,710	Gestamp Automocion SA * (a)	19,005
6,470	Prosegur Cash SA * (a)	16,996
		36,001
	SWITZERLAND - 2.2%
370	VAT Group AG (a)	45,994

	TOTAL COMMON STOCKS
	(Cost - $1,914,215)	2,101,400
	SHORT-TERM INVESTMENTS- 0.3%
6,436	State Street Navigator Securities Lending Government Money Market Portfolio (d)	6,436

	TOTAL SHORT-TERM INVESTMENTS	6,436
	TOTAL INVESTMENTS - 99.6% (Cost - $1,920,651) (e)	$2,107,836
	LIABILITIES LESS OTHER ASSETS - 0.4%	8,235
	NET ASSETS - 100.0%	$2,116,071

*	Non-income producing security.

(a)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(b)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(c)	Securities (or a portion of the security) on loan. As of June 30, 2017, the market value of securities loaned was $5,937. The loaned securities were secured with cash collateral of $6,436. Collateral is calculated based on prior day’s prices.

(d)	Represents investments of cash collateral received in connection with securities lending.

(e)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $1,920,651. At June 30, 2017, net appreciation for all securities was $187,185. This consists of aggregate gross unrealized appreciation of $237,792 and aggregate gross unrealized depreciation of $50,607.

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended June 30, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2017, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

It is the Funds’ policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no significant transfers in to or out of any level during the current period presented.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/ William K. Smith
William K. Smith
President

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: August 28, 2017